Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions
Summary of transactions with related parties
(a)	Transactions with related parties

	2022	2023
	RMB’000	RMB’000
Depreciation, interest expense and building rental
- A related company	1,890	1,567
Medical Equipment rental and transactions
-A related company	5,942	2,910

Summary of balances with related parties

	2022	2023
	RMB’000	RMB’000
Current (Note i)
Amounts due from related parties
Amounts due from related companies	2,217	1,500
Amounts due from non‑controlling interests	656	656
	2,873	2,156

Summary of key management compensation

	2022	2023
	RMB’000	RMB’000
Basic salaries and bonus	15,609	13,545
Share based compensation	27,528	7,514
Pension costs - defined contribution plans	319	273
	43,456	21,332

Summary of personal guarantees and corporate guarantee from related company

	2022	2023
	RMB’000	RMB’000
Bank borrowings of the Group secured by personal guarantees from Dr. Zhou Pengwu, Dr. Zhou Yitao and Ms. Ding Wenting and corporate guarantee from a related company	78,977	—
Bank borrowings of the Group secured by personal guarantees from Ms. Wu Binhua	—	41,746
Bank borrowings of the Group secured by personal properties from Dr. Zhou Pengwu and Ms. Ding Wenting	32,805	16,060